ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
Government subsidies (a)	$24,170,765	$14,247,967
Accrued employee compensation	15,091,608	13,612,069
Accrued royalty (b)	6,562,351	8,687,456
Accrued contingent loss relating to litigations (Note 22)	888,762	5,467,425
Accrued research and development expenses (c)	7,149,883	4,961,094
Employee individual income tax payable withheld	2,264,751	2,525,437
Accrued warranty (d)	1,199,348	993,178
Customer deposits	1,244,111	945,684
Accrued professional service fee	1,566,687	641,525
Dividend payable (e)	4,725,846	-
Other accrued expenses and current liabilities	1,790,078	1,407,664
	$66,654,190	$53,489,499

Schedule of Accrued Warranty
	December 31,
	2010	2011	2012
Beginning balance	$136,239	$427,581	$1,199,348
Warranty provision	1,206,018	2,055,371	1,782,204
Warranty cost incurred	(914,676)	(1,283,604)	(1,988,374)
Ending balance	$427,581	$1,199,348	$993,178